UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 99.1%
Consumer Discretionary — 22.0%
Amazon.com*	21,541	$7,841,570
AMC Networks, Cl A*	86,440	6,058,580
BorgWarner	61,965	6,390,450
Chipotle Mexican Grill, Cl A*	11,675	6,152,375
Discovery Communications, Cl A*	74,775	6,648,993
Home Depot	105,360	8,206,490
Michael Kors Holdings*	107,845	8,298,673
Panera Bread, Cl A*	29,890	4,720,229
priceline.com*	8,740	9,210,474
Starbucks	119,900	9,717,895
Twenty-First Century Fox, Cl A	238,695	8,134,726
Ulta Salon Cosmetics & Fragrance*	52,840	6,808,434

		88,188,889

Consumer Staples — 5.5%
Costco Wholesale	67,102	7,918,036
CVS Caremark	106,385	6,623,530
Philip Morris International	85,277	7,599,886

		22,141,452

Energy — 7.7%
Anadarko Petroleum	63,160	6,018,517
Cameron International*	95,140	5,219,380
Cobalt International Energy*	234,380	5,439,960
EOG Resources	40,628	7,248,035
Schlumberger	76,763	7,194,228

		31,120,120

Financials — 4.1%
BlackRock, Cl A	20,331	6,115,768
Invesco	125,189	4,225,129
Moody’s	84,845	5,995,148

		16,336,045

Health Care — 16.3%
Baxter International	104,610	6,890,661
Biogen Idec*	42,904	10,476,728
Bristol-Myers Squibb	137,755	7,234,892
Celgene*	69,932	10,384,202
Edwards Lifesciences*	83,825	5,464,552
Gilead Sciences*	183,900	13,055,061
Illumina*	75,180	7,030,082
Vertex Pharmaceuticals*	69,270	4,941,722

		65,477,900

Industrials — 12.2%
Canadian Pacific Railway	47,225	6,756,481
Chart Industries*	37,355	4,014,542
Cummins	62,038	7,880,067
Deere	60,655	4,964,005
FedEx	51,318	6,722,658
Union Pacific	80,771	12,228,729
Waste Connections	151,875	6,491,137

		49,057,619

Information Technology — 27.1%
Apple	38,028	19,863,926
Cognizant Technology Solutions, Cl A*	99,701	8,667,008
eBay*	137,080	7,225,487
EMC	297,016	7,149,175
Facebook, Cl A*	148,635	7,470,395
Google, Cl A*	17,784	18,327,835
Lam Research*	121,790	6,604,671
MasterCard, Cl A	8,173	5,860,858

Description	Shares	Value
NetApp	148,090	$5,747,373
QUALCOMM	158,000	10,976,260
Teradata*	58,200	2,564,874
Visa, Cl A	41,715	8,204,089

		108,661,951

Materials — 2.8%
Monsanto	67,600	7,089,888
Praxair	32,104	4,003,690

		11,093,578

Telecommunication Services — 1.4%
Verizon Communications	108,025	5,456,343

Total Common Stock (Cost $257,867,259)		397,533,897

CASH EQUIVALENT ** — 0.9%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $3,721,039)	3,721,039	3,721,039

Total Investments — 100.0% (Cost $261,588,298)†		$401,254,936

Percentages are based on Net Assets of $401,373,760.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2013.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl – Class

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $261,588,298, and the unrealized appreciation and depreciation were $143,407,200 and $(3,740,562), respectively.

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK — 98.4%
Consumer Discretionary — 10.7%
Cinemark Holdings	135,920	$4,459,535
Coach	142,485	7,221,140
Lowe’s	178,685	8,894,939
Walt Disney	152,225	10,441,113

		31,016,727

Consumer Staples — 5.8%
Kraft Foods Group	76,499	4,160,016
Philip Morris International	88,508	7,887,833
Walgreen	79,635	4,717,577

		16,765,426

Energy — 12.1%
Chevron	45,476	5,455,301
Ensco, Cl A	165,050	9,515,132
Murphy Oil	67,620	4,078,838
Suncor Energy	136,585	4,964,865
Total ADR	179,450	10,978,751

		34,992,887

Financials — 24.6%
American International Group	232,120	11,988,998
BB&T	113,674	3,861,506
Capital One Financial	149,760	10,284,019
First Niagara Financial Group	638,570	7,043,427
HSBC Holdings ADR	138,910	7,645,606
JPMorgan Chase	206,200	10,627,548
Lazard, Cl A	166,940	6,452,231
MetLife	162,190	7,673,209
Wells Fargo	127,230	5,431,449

		71,007,993

Health Care — 16.7%
Abbott Laboratories	201,815	7,376,338
AbbVie	155,020	7,510,719
Baxter International	153,970	10,142,004
Covidien	115,430	7,400,217
Novartis ADR	107,860	8,364,543
Stryker	99,325	7,336,145

		48,129,966

Industrials — 8.5%
Boeing	82,345	10,746,022
Eaton	137,210	9,681,538
Honeywell International	49,277	4,273,794

		24,701,354

Information Technology — 17.1%
Broadridge Financial Solutions	228,870	8,047,069
Cisco Systems	427,138	9,610,605
Corning	672,825	11,498,579
Nielsen Holdings	185,165	7,302,908
SAP ADR	69,041	5,409,363
Telefonaktiebolaget LM Ericsson ADR	615,366	7,378,238

		49,246,762

Materials — 2.9%
Rio Tinto ADR	162,810	8,254,467

Total Common Stock (Cost $238,513,188)		284,115,582

Description	Shares	Value
CASH EQUIVALENT * — 1.5%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $4,284,555)	4,284,555	$4,284,555

Total Investments — 99.9% (Cost $242,797,743)†		$288,400,137

Percentages are based on Net Assets of $288,693,435.

* Rate shown is the 7-day effective yield as of October 31, 2013.

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $242,797,743, and the unrealized appreciation and depreciation were $47,235,935 and $(1,633,541), respectively.

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 98.3%
Exchange Traded Funds — 68.3%
iShares Barclays Intermediate Credit Bond Fund	1,174	$127,884
iShares Core Total US Bond Market ETF	7,266	784,219
iShares MSCI EAFE Index Fund	16,080	1,059,350
iShares MSCI Germany Index Fund	5,370	157,610
SPDR Barclays Convertible Securities ETF	5,040	233,453
SPDR S&P 500 ETF Trust	13,600	2,389,928
Vanguard European ETF	2,419	137,351
Vanguard Large Cap ETF	26,751	2,160,678
Vanguard Small Cap Value ETF	3,363	315,382

		7,365,855

Open-End Funds — 27.3%
Cohen & Steers Institutional Realty Shares	5,188	231,483
Frost Total Return Bond Fund, Institutional Shares*	82,012	890,648
Hartford World Bond Fund	16,892	179,730
Ivy High Income Fund	60,931	534,361
PIMCO Total Return Fund	86,303	940,701
Templeton Global Bond Fund	12,917	169,211

		2,946,134

Closed-End Fund — 2.7%
Eaton Vance Senior Floating-Rate Trust	18,271	288,682

Total Registered Investment Companies (Cost $8,776,929)		10,600,671

CASH EQUIVALENT** — 1.9%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $209,709)	209,709	209,709

Total Investments — 100.2% (Cost $8,986,638)†		$10,810,380

Percentages are based on Net Assets of $10,788,245.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2013 are as follows:

Balance of Shares Held as of 10/31/13	Value of Shares Held as of 10/31/13	Dividend Income	Realized Gain(Loss)
82,012	$890,648	$9,267	$—

** Rate shown is the 7-day effective yield as of October 31, 2013.

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $8,986,638, and the unrealized appreciation and depreciation were $1,888,474 and $(64,732), respectively.

As of October 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares/ Contracts	Value
REGISTERED INVESTMENT COMPANIES — 94.7%
Exchange Traded Funds — 67.1%
Consumer Discretionary Select Sector SPDR Fund (A)	5,675	$359,852
Consumer Staples Select Sector SPDR Fund (A)	6,681	282,940
Energy Select Sector SPDR Fund (A)	3,679	317,829
Financial Select Sector SPDR Fund	20,038	411,981
Health Care Select Sector SPDR Fund (A)	6,903	364,064
Industrial Select Sector SPDR Fund (A)	6,011	292,255
IQ Hedge Multi-Strategy Tracker ETF	9,802	284,160
iShares Aggressive Allocation ETF	1,162	50,349
Materials Select Sector SPDR Fund (A)	2,349	102,816
PowerShares S&P 500 High Beta Portfolio ETF	4,400	125,664
PowerShares S&P 500 Low Volatility Portfolio	1,600	52,048
SPDR S&P 500 ETF Trust (A)	1,075	188,910
Technology Select Sector SPDR Fund	15,769	530,627
Utilities Select Sector SPDR Fund (A)	2,442	94,725

		3,458,220

Open-End Funds — 27.6%
AQR Diversified Arbitrage Fund	34,723	390,290
AQR Multi Strategy Alternative Fund	40,038	404,379
ASG Global Alternatives Fund	45,128	525,290
Loomis Sayles Strategic Alpha Fund	9,953	99,230

		1,419,189

Total Registered Investment Companies (Cost $4,274,026)		4,877,409

CASH EQUIVALENT * — 6.6%
AIM STIT-Liquid Assets Portfolio, 0.020% (Cost $339,828)	339,828	339,828

Total Investments — 101.3% (Cost $4,613,854)†		$5,217,237

PURCHASED OPTIONS ** (B) — 0.3%
PowerShares ETF Trust II Put Option, Expires 12/21/13, Strike Price $31	4	$40
PowerShares ETF Trust II Put Option, Expires 12/21/13, Strike Price $30	12	120
S&P 500 Index Put Option, Expires 01/18/14, Strike Price $1,750	3	10,710
S&P 500 Index Put Option, Expires 01/18/14, Strike Price $175	12	4,812

Total Purchased Options (Cost $21,370)		$15,682

WRITTEN OPTIONS ** (B) — (0.1)%
Consumer Discretionary Select Sector SPDR Fund Call Option, Expires 11/16/13, Strike Price $62	(17)	$(2,618)
Consumer Staples Select Sector SPDR Fund Call Option, Expires 11/16/13, Strike Price $42	(22)	(1,672)

Description	Contracts	Value
Energy Select Sector SPDR Fund Call Option, Expires 11/16/13, Strike Price $88	(12)	$(372)
Health Care Select Sector SPDR Fund Call Option, Expires 11/16/13, Strike Price $54	(20)	(220)
Industrial Select Sector SPDR Fund Call Option, Expires 11/16/13, Strike Price $48	(19)	(1,805)
Materials Select Sector SPDR Fund Call Option, Expires 11/16/13, Strike Price $44	(8)	(328)
SPDR S&P 500 ETF Trust Call Option, Expires 11/16/13, Strike Price $175	(3)	(657)
Utilities Select Sector SPDR Fund Call Option, Expires 11/16/13, Strike Price $39	(8)	(216)

Total Written Options (Premiums Received $4,598)		$(7,888)

Percentages are based on Net Assets of $5,150,286.

*	Rate shown is the 7-day effective yield as of October 31, 2013.
**	Non-income producing security.
(A)	Underlying security for written call option.
(B)	For the period ended October 31, 2013, the total amount of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $4,613,854, and the unrealized appreciation and depreciation were $605,184 and $(1,801), respectively.

As of October 31, 2013, all of the Fund’s investments in securities and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK — 84.7%
Consumer Discretionary — 9.5%
Best Buy	14,100	$603,480
Coach	84,900	4,302,732
Gannett	70,600	1,953,502
Honda Motor ADR	29,100	1,162,836
Johnson Controls	48,400	2,233,660
Staples	529,300	8,532,316

		18,788,526

Consumer Staples — 5.4%
Archer-Daniels-Midland	169,800	6,944,820
Wal-Mart Stores	48,000	3,684,000

		10,628,820

Energy — 11.9%
Baker Hughes	144,400	8,388,196
BP ADR	123,500	5,742,750
Ensco, Cl A	35,700	2,058,105
National Oilwell Varco	50,400	4,091,472
Occidental Petroleum	12,300	1,181,784
Royal Dutch Shell ADR, Cl A	30,000	1,999,800

		23,462,107

Financials — 15.0%
Allstate	138,800	7,364,728
Annaly Capital Management‡	477,100	5,625,009
Bank of America	193,830	2,705,867
Barclays ADR	163,800	2,753,478
BB&T	30,200	1,025,894
Lincoln National	35,567	1,615,097
Marsh & McLennan	83,700	3,833,460
XL Group, Cl A	151,250	4,623,713

		29,547,246

Health Care — 4.6%
Becton Dickinson	9,700	1,019,761
Merck	53,700	2,421,333
Teva Pharmaceutical Industries ADR	150,200	5,570,918

		9,012,012

Industrials — 8.3%
Boeing	57,600	7,516,800
Dover	51,700	4,745,543
Raytheon	48,600	4,003,182

		16,265,525

Information Technology — 16.9%
Applied Materials	108,600	1,938,510
Black Box	144,756	3,624,690
EMC	99,400	2,392,558
Hewlett-Packard	232,600	5,668,462
International Business Machines	49,900	8,942,579
Maxim Integrated Products	36,500	1,084,050
Microsoft	25,600	904,960
QUALCOMM	24,100	1,674,227
Western Union	415,900	7,078,618

		33,308,654

Materials — 6.2%
Alcoa	87,900	814,833
Dow Chemical	126,300	4,985,061
Mosaic	69,350	3,179,698
Rio Tinto ADR	61,700	3,128,190

		12,107,782

Telecommunication Services — 6.9%
AT&T	137,792	4,988,070
Nippon Telegraph & Telephone ADR	213,300	5,567,130

Description	Shares	Value
Vodafone Group ADR	83,500	$3,074,470

		13,629,670

Total Common Stock (Cost $151,543,261)		166,750,342

CASH EQUIVALENT * — 15.3%
STIT-STIC Prime Portfolio, 0.020% (Cost $30,147,205)	30,147,205	30,147,205

Total Investments — 100.0% (Cost $181,690,466)†		$196,897,547

Percentages are based on Net Assets of $196,870,919.

*	Rate shown is the 7-day effective yield as of October 31, 2013.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $181,690,466, and the unrealized appreciation and depreciation were $37,063,059 and $(21,855,978), respectively.

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK — 95.3%
Consumer Discretionary — 11.7%
ANN*	69,700	$2,464,592
BJ’s Restaurants*	64,500	1,745,370
Finish Line, Cl A	48,455	1,213,313
Genesco*	36,210	2,466,263
Group 1 Automotive	39,665	2,538,560
Scholastic	66,600	1,910,754
SeaWorld Entertainment	83,200	2,498,496

		14,837,348

Consumer Staples — 4.0%
Darling International*	105,900	2,464,293
Elizabeth Arden*	50,600	1,831,214
Fresh Del Monte Produce	26,485	704,236

		4,999,743

Energy — 7.6%
Approach Resources*	67,600	1,902,940
C&J Energy Services*	113,400	2,612,736
Key Energy Services*	336,500	2,631,430
Western Refining	74,800	2,413,796

		9,560,902

Financials — 17.0%
AerCap Holdings*	122,100	2,477,409
Air Lease, Cl A	83,600	2,457,840
Cathay General Bancorp	99,000	2,438,370
First Niagara Financial Group	223,100	2,460,793
Hanover Insurance Group	42,200	2,470,388
ProAssurance	54,000	2,447,280
TCF Financial	162,200	2,462,196
Third Point Reinsurance*	120,100	1,873,560
Umpqua Holdings	148,600	2,432,582

		21,520,418

Health Care — 12.7%
Bruker*	119,900	2,451,955
Haemonetics*	60,900	2,470,104
Health Net*	80,200	2,438,080
Integra LifeSciences Holdings*	41,700	1,909,026
Magellan Health Services*	41,800	2,453,660
Quality Systems	81,900	1,868,958
WellCare Health Plans*	37,450	2,497,166

		16,088,949

Industrials — 15.1%
ABM Industries	49,500	1,361,745
Beacon Roofing Supply*	28,960	1,005,202
Brink’s	60,860	1,911,004
Crane	39,100	2,482,850
Exelis	149,800	2,470,202
Foster Wheeler*	90,200	2,434,498
Harsco	88,700	2,472,956
Regal-Beloit	34,500	2,529,885
Tetra Tech*	93,100	2,432,703

		19,101,045

Information Technology — 20.0%
ARRIS Group*	150,500	2,687,930
Atmel*	346,500	2,522,520
AVG Technologies*	95,645	1,922,465
Diebold	82,500	2,471,700
Integrated Device Technology*	179,440	1,909,242
JDS Uniphase*	183,080	2,396,517
Lattice Semiconductor*	379,300	1,945,809

Description	Shares	Value
Microsemi	99,700	$2,505,461
PTC*	89,900	2,492,028
Teradyne*	141,500	2,474,835
Unisys*	74,715	1,968,740

		25,297,247

Materials — 7.2%
Cabot	52,800	2,461,008
Carpenter Technology	41,700	2,474,061
Kaiser Aluminum	24,360	1,643,082
Scotts Miracle-Gro, Cl A	42,400	2,489,728

		9,067,879

Total Common Stock (Cost $102,529,823)		120,473,531

Total Investments — 95.3% (Cost $102,529,823)†		$120,473,531

Percentages are based on Net Assets of $126,352,586.

*	Non-income producing security.

Cl – Class

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $102,529,823, and the unrealized appreciation and depreciation were $19,113,847 and $(1,170,139), respectively.

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK — 96.5%
Argentina — 1.0%
MercadoLibre	20,900	$2,813,871

Australia — 0.8%
Ozforex Group*	924,400	2,271,618

Belgium — 0.5%
Anheuser-Busch InBev	13,447	1,398,542

Brazil — 4.0%
Cia de Bebidas das Americas ADR	78,900	2,935,080
Embraer ADR	30,500	896,395
Grupo BTG Pactual	138,200	1,848,877
Itau Unibanco Holding ADR	98,272	1,514,371
Localiza Rent a Car	164,000	2,672,083
Natura Cosmeticos	47,635	952,615

		10,819,421

Canada — 7.9%
Canadian National Railway	14,601	1,604,129
Catamaran*	66,600	3,127,536
Constellation Software	16,900	3,078,680
Dollarama	28,100	2,415,309
Gildan Activewear, Cl A	54,500	2,632,350
Lululemon Athletica*	29,820	2,059,071
Potash Corp. of Saskatchewan	47,617	1,480,889
Teck Resources, Cl B	29,358	785,583
Valeant Pharmaceuticals International*	39,800	4,207,656

		21,391,203

Cayman Islands — 1.3%
Sands China	508,699	3,615,286

China — 3.3%
Baidu ADR*	28,517	4,588,385
Industrial & Commercial Bank of China, Cl H	3,549,918	2,486,271
SINA*	11,800	986,008
Sinopharm Group, Cl H	376,341	1,019,368

		9,080,032

Denmark — 2.2%
Chr Hansen Holding	79,800	2,956,228
Novo Nordisk, Cl B	18,375	3,057,343

		6,013,571

Finland — 1.3%
Kone, Cl B	12,227	1,078,252
Nokian Renkaat	46,700	2,363,185

		3,441,437

France — 3.8%
Air Liquide	19,450	2,648,756
Cie Generale des Etablissements Michelin	15,801	1,652,378
LVMH Moet Hennessy Louis Vuitton	18,475	3,556,985
Publicis Groupe	29,039	2,422,052

		10,280,171

Germany — 5.4%
Adidas	23,394	2,670,659
Deutsche Bank	48,964	2,368,722
Fresenius Medical Care	37,389	2,475,306
Infineon Technologies	223,700	2,165,289

Description	Shares	Value
SAP	16,875	$1,325,695
Wirecard	102,000	3,719,176

		14,724,847

Hong Kong — 3.1%
AIA Group	533,959	2,710,085
China Mobile	203,451	2,136,065
CNOOC	643,747	1,321,869
Hong Kong Exchanges and Clearing	133,700	2,155,617

		8,323,636

Ireland — 2.3%
Accenture, Cl A	22,059	1,621,336
Experian	152,700	3,109,481
FleetMatics Group*	47,500	1,508,125

		6,238,942

Israel — 1.1%
Stratasys*	25,600	2,898,688

Italy — 1.8%
Intesa Sanpaolo	477,937	1,188,175
Saipem	46,900	1,099,094
Yoox*	68,700	2,471,861

		4,759,130

Japan — 8.7%
Bridgestone	54,921	1,873,894
FANUC	10,388	1,660,728
Japan Exchange Group	95,845	2,209,708
Komatsu	101,118	2,200,676
Kubota	101,422	1,493,533
Mitsubishi UFJ Financial Group	633,134	3,992,099
SoftBank	29,531	2,192,376
Start Today	65,100	1,810,724
Sumitomo Mitsui Trust Holdings	493,035	2,416,789
Toyota Motor	58,190	3,763,738

		23,614,265

Jersey — 0.7%
Delphi Automotive	34,000	1,944,800

Mexico — 0.6%
Wal-Mart de Mexico, Ser V	637,080	1,656,269

Netherlands — 4.7%
ASML Holding	22,436	2,129,944
Gemalto	18,500	2,074,534
ING Groep*	126,084	1,606,287
InterXion Holding*	53,800	1,208,348
TNT Express	249,200	2,300,797
Yandex, Cl A*	41,807	1,541,006
Ziggo	42,387	1,818,904

		12,679,820

Peru — 0.8%
Credicorp	16,500	2,253,900

Philippines — 0.6%
Puregold Price Club	1,488,000	1,553,085

Portugal — 0.9%
Jeronimo Martins SGPS	133,600	2,468,800

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
Russia — 1.5%
Magnit GDR	37,300	$2,396,525
Sberbank of Russia ADR	133,500	1,704,795

		4,101,320

Singapore — 0.8%
Avago Technologies, Cl A	46,800	2,126,124

South Korea — 0.8%
Samsung Electronics	1,502	2,074,410

Spain — 0.7%
Amadeus IT Holding, Cl A	23,856	885,883
Banco Bilbao Vizcaya Argentaria	96,252	1,127,695

		2,013,578

Sweden — 2.1%
Arcam*	5,644	760,366
Hennes & Mauritz, B Shares	53,343	2,304,927
Investment Kinnevik, Cl B	73,907	2,723,589

		5,788,882

Switzerland — 5.2%
Cie Financiere Richemont	27,700	2,840,673
Julius Baer Group	33,998	1,670,768
Nestle	27,188	1,962,654
Novartis	34,487	2,677,698
Roche Holding	11,236	3,110,688
Syngenta	4,666	1,884,707

		14,147,188

Taiwan — 0.1%
Taiwan Semiconductor Manufacturing ADR	19,000	349,790

Turkey — 0.7%
Coca-Cola Icecek	67,100	1,924,346

United Kingdom — 21.4%
Abcam	159,000	1,286,185
ARM Holdings	215,385	3,403,433
ASOS*	28,000	2,545,577
Aveva Group	50,927	2,111,649
British American Tobacco	42,345	2,332,923
Burberry Group	59,421	1,462,492
Carnival	48,956	1,745,765
Domino’s Pizza Group	223,300	2,098,125
Hargreaves Lansdown	194,200	3,705,453
HSBC Holdings	224,199	2,471,018
IG Group Holdings	239,800	2,358,897
Intertek Group	50,900	2,719,368
Kingfisher	419,356	2,538,312
Liberty Global, Cl A*	63,000	4,937,310
Pearson	67,755	1,416,655
Persimmon	83,095	1,685,429
Reckitt Benckiser Group	34,422	2,675,740
Rightmove	69,300	2,946,809
Rolls-Royce Holdings	112,060	2,066,301
SABMiller	34,523	1,801,238
Sports Direct International*	124,000	1,391,762
Standard Chartered	103,049	2,477,624
Telecity Group	262,600	3,210,552
Tullow Oil	54,251	819,850

Description	Shares	Value
WPP	84,679	$1,799,023

		58,007,490

United States — 6.4%
First Cash Financial Services*	38,700	2,340,963
MasterCard, Cl A	5,300	3,800,630
priceline.com*	2,200	2,318,426
Schlumberger	25,056	2,348,248
Solera Holdings	45,700	2,569,254
Southern Copper	61,200	1,710,540
Yum! Brands	33,057	2,235,315

		17,323,376

Total Common Stock (Cost $240,532,374)		262,097,838

CASH EQUIVALENT ** — 3.7%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $10,033,607)	10,033,607	10,033,607

Total Investments — 100.2% (Cost $250,565,981)†		$272,131,445

The outstanding forward foreign currency contracts held by the Fund at October 31, 2013 are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street	3/20/14-4/28/14	EUR	11,010,800	USD	15,139,968	$185,946
State Street	1/22/14-2/18/14	GBP	9,725,200	USD	15,730,538	148,204
State Street	11/29/13-1/6/14	JPY	1,485,386,600	USD	15,200,268	88,231
State Street	2/18/14	USD	4,712,855	GBP	2,912,100	(47,598)

						$374,783

For the period ended October 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $271,551,599.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2013.

ADR – American Depositary Receipt

Cl – Class

EUR – Euro

GBP – Great British Pound

GDR – Global Depositary Receipt

JPY – Japanese Yen

Ser – Series

USD – U.S. Dollar

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $250,565,981, and the unrealized appreciation and depreciation were $25,610,298 and $(4,044,834), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, and all investments in forward foreign currency contracts were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 33.9%
Automotive — 15.5%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl C 2.780%, 09/17/18 (A)	$2,000,000	$1,996,033
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B 2.150%, 02/15/19 (A)	750,000	745,596
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A 3.270%, 02/20/18 (A)	3,500,000	3,681,513
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D 3.360%, 02/20/19	1,500,000	1,499,684
Chesapeake Funding, Ser 2012-1A, Cl C 2.174%, 11/07/23 (A)(B)	3,000,000	3,017,707
Chesapeake Funding, Ser 2012-2A, Cl D 2.024%, 05/07/24 (A)(B)	2,000,000	1,997,621
Chesapeake Funding, Ser 2013-1A, Cl D 1.993%, 01/07/25	3,000,000	2,991,504
Chesapeake Funding, Ser 2013-1A, Cl C 1.593%, 01/07/25	2,000,000	1,994,379
CPS Auto Trust, Ser 2011-A, Cl A 2.820%, 04/16/18 (A)	817,269	824,588
CPS Auto Trust, Ser 2011-B, Cl A 3.680%, 09/17/18 (A)	780,394	799,749
DSC Floorplan Master Owner Trust, Ser 2011-1, Cl A 3.910%, 03/15/16 (A)	3,500,000	3,518,116
DT Auto Owner Trust, Ser 2011-2A, Cl D 4.360%, 12/15/16 (A)	2,670,709	2,700,298
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A 1.490%, 11/15/17	1,946,527	1,949,510
Ford Credit Auto Owner Trust, Ser 2010- B, Cl C 2.770%, 05/15/16	500,000	510,980
Rental Car Finance, Ser 2011-1A, Cl B1 4.380%, 02/25/16 (A)	3,000,000	3,078,381
Santander Drive Auto Receivables Trust, Ser 2011-S1A, Cl C 1.890%, 05/15/17 (A)	381,236	381,539
SMART Trust, Ser 2012-4US, Cl A4B 0.874%, 08/14/18 (B)	1,000,000	998,493
Tidewater Auto Receivables Trust, Ser 2012-AA, Cl A3 1.990%, 04/15/19 (A)	3,000,000	3,000,724

		35,686,415

Credit Cards — 1.6%
American Express Credit Account Master Trust, Ser 2013-1, Cl B 0.891%, 02/16/21	2,500,000	2,500,362
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B 6.750%, 04/15/19	1,000,000	1,083,145

		3,583,507

Other Asset-Backed Securities — 10.9%
Access Group, Ser 2002-A, Cl A2 0.170%, 09/25/37 (B)	2,750,000	2,535,500

Description	Face Amount	Value
CLI Funding, Ser 2011-2A, Cl Note 4.940%, 10/18/26 (A)	$1,201,893	$1,204,594
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A 0.663%, 06/20/17 (B)	10,000,000	10,017,970
Global SC Finance SRL, Ser 2012-1A, Cl A 4.110%, 07/19/27 (A)	3,128,125	3,180,149
Impact Funding, Ser 2001-A 5.933%, 07/25/33	993,180	1,050,597
Navistar Financial Dealer Note Master Trust, Ser 2013-1, Cl D 2.420%, 01/25/18 (A)(B)	3,000,000	2,992,596
Sierra Receivables Funding, Ser 2012-1A, Cl B 3.580%, 11/20/28 (A)	413,605	420,933
TAL Advantage V, Ser 2013-1A, Cl B 3.960%, 02/22/38 (A)	2,333,333	2,278,392
Textainer Marine Containers, Ser 2011-1A, Cl A 4.700%, 06/15/26 (A)	1,533,333	1,535,874

		25,216,605

Student Loan — 5.9%
National Collegiate Student Loan Trust, Ser 2004-2, Cl A3 0.380%, 04/26/27 (B)	561,884	559,414
Nelnet Student Loan Trust, Ser 2012-6A, Cl B 1.670%, 08/26/52 (A)(B)	3,000,000	2,745,626
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 1.698%, 07/25/47 (A)(B)	4,000,000	3,730,479
SLM Student Loan Trust, Ser 2012-A, Cl A1 1.574%, 08/15/25 (A)(B)	1,634,986	1,647,543
SLM Student Loan Trust, Ser 2013-2, Cl B 1.670%, 06/25/43 (B)	2,000,000	1,886,002
SLM Student Loan Trust, Ser 2013-R1, Cl A 1.670%, 03/25/33 (A)(B)	2,989,620	2,949,667

		13,518,731

Total Asset-Backed Securities (Cost $76,973,946)		78,005,258

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Notes 2.000%, 04/30/16	5,000,000	5,193,750
0.875%, 01/31/17	2,500,000	2,514,062
0.750%, 10/31/17 to 03/31/18	24,000,000	23,697,101
0.625%, 04/30/18	10,000,000	9,769,336
0.500%, 07/31/17	5,000,000	4,928,125

Total U.S. Treasury Obligations (Cost $46,556,544)		46,102,374

MORTGAGE-BACKED SECURITIES — 19.1%
Agency Residential Mortgage-Backed Obligations — 16.4%
FHLMC 2.065%, 02/01/37 (B)	2,224,913	2,351,686

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
FHLMC Multifamily Structured Pass Through Certificates, Ser 2012-KF01, Cl A 0.532%, 04/25/19 (B)	$1,895,937	$1,896,532
FHLMC REMIC, Ser 2010-3747, Cl UF 0.654%, 10/15/40 (B)	6,436,726	6,430,411
FNMA REMIC, Ser 2011-84, Cl F 0.520%, 01/25/40 (B)	7,341,416	7,340,337
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	3,403,920	3,581,009
GNMA REMIC, Ser 2011-125, Cl BG 2.250%, 12/20/30	2,930,960	2,953,221
GNMA, Ser 2009-70, Cl PD 5.000%, 05/20/38	4,816,683	5,057,936
GNMA, Ser 2010-80, Cl F 0.573%, 04/20/40 (B)	1,529,275	1,534,938
GNMA, Ser 2011-50, Cl DK 2.500%, 02/20/40	6,419,594	6,610,069

		37,756,139

Commercial Mortgage-Backed Obligations — 1.5%
Commercial Mortgage Pass Through Certificates, Ser 2007-FL14, Cl AJ 0.354%, 06/15/22 (A)(B)	2,220,596	2,201,737
GE Business Loan Trust, Ser 2003-1, Cl A 0.604%, 04/15/31 (A)(B)	1,451,537	1,362,449

		3,564,186

Non-Agency Residential Mortgage-Backed Obligation — 1.2%
Holmes Master Issuer, Ser 2012-1A, Cl A2 1.894%, 10/15/54 (A)(B)	2,660,981	2,695,406

Total Mortgage-Backed Securities (Cost $43,587,511)		44,015,731

CORPORATE OBLIGATIONS — 11.3%
Consumer Staples — 1.5%
Clorox 5.950%, 10/15/17	3,000,000	3,454,536

Energy — 1.5%
BP AMI Leasing (A) 5.523%, 05/08/19	3,000,000	3,432,261

Financials — 6.9%
American Tower‡ 3.400%, 02/15/19	1,000,000	1,012,479
Bank of America MTN (B) 3.961%, 01/14/21	1,000,000	995,171
HSBC Finance (B) 0.690%, 06/01/16	3,000,000	2,991,702
International Lease Finance (B) 2.204%, 06/15/16	2,500,000	2,512,500
JPMorgan Chase MTN (B) 2.518%, 08/17/22	1,250,000	1,166,375
Kayne Anderson MLP Investment (A)(B) 1.502%, 08/19/16	3,000,000	3,000,000
Morgan Stanley MTN (B) 3.961%, 12/15/19	1,000,000	1,013,750

Description	Face Amount/ Shares	Value
SLM MTN (B) 4.111%, 12/15/20	$3,525,000	$3,219,558

		15,911,535

Information Technology — 1.4%
Apple (B) 0.492%, 05/03/18	3,250,000	3,239,909

Total Corporate Obligations (Cost $25,164,290)		26,038,241

MUNICIPAL BONDS — 5.5%
Colorado State, Housing & Finance Authority, Ser B, RB 1.600%, 05/15/16	3,000,000	3,026,040
Government Development Bank for Puerto Rico, Ser Senior B, RB 4.704%, 05/01/16	5,945,000	5,026,973
New York, Institute of Technology, Ser A-RMKT, RB 4.799%, 03/01/14	3,400,000	3,423,222
South Texas, Higher Education Authority, Ser 2012-1, Cl A1 (B) 0.748%, 10/01/20	1,176,189	1,174,966

Total Municipal Bonds (Cost $13,593,549)		12,651,201

U.S. GOVERNMENT AGENCY OBLIGATION — 5.1%
FHLB 1.625%, 03/20/15 (C) (Cost $12,000,000)	12,000,000	11,806,692

COLLATERALIZED LOAN OBLIGATIONS — 4.3%
Newstar Trust, Ser 2012-2A, Cl A 2.142%, 01/20/23 (A)(B)	5,000,000	4,997,380
OZLM Funding, Ser 2013-4A, Cl A2 2.750%, 07/22/25	5,000,000	4,937,500

Total Collateralized Loan Obligations (Cost $10,000,000)		9,934,880

CASH EQUIVALENT * — 0.7%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $1,458,758)	1,458,758	1,458,758

Total Investments — 99.9% (Cost $229,334,598)†		$230,013,135

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Percentages are based on Net Assets of $230,306,020.

*	Rate shown is the 7-day effective yield as of October 31, 2013.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2013.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on October 31, 2013. The coupon on a step bond changes on a specified date.

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MLP – Master Limited Partnership

MTN – Medium Term Note

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $229,334,598, and the unrealized appreciation and depreciation were $2,671,958 and $(1,993,421), respectively.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$78,005,258	$—	$78,005,258
U.S. Treasury Obligations	46,102,374	—	—	46,102,374
Mortgage-Backed Securities	—	44,015,731	—	44,015,731
Corporate Obligations	—	26,038,241	—	26,038,241
U.S. Government Agency Obligation	—	11,806,692	—	11,806,692
Collateralized Loan Obligations	—	9,934,880	—	9,934,880
Municipal Bonds	—	12,651,201	—	12,651,201
Cash Equivalent	1,458,758	—	—	1,458,758

Total Investments in Securities	$47,561,132	$182,452,003	$—	$230,013,135

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 40.7%
Agency Residential Mortgage-Backed Obligations — 22.9%
FHLMC 6.000%, 05/01/26 to 11/01/47	$1,400,785	$1,522,029
5.500%, 12/01/37	614,896	666,503
5.000%, 04/01/24	730,164	787,122
2.386%, 06/01/43 (A)	19,575,025	19,485,814
2.383%, 08/01/37 (A)	1,130,380	1,195,916
2.065%, 02/01/37 (A)	3,392,592	3,585,898
FHLMC REMIC, Ser 2010-3695, Cl DI, IO 4.500%, 05/15/30	4,059,984	514,482
FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	10,000,000	10,648,680
FHLMC REMIC, Ser 2011-3834, Cl AI, IO 4.000%, 02/15/29	8,399,887	621,141
FHLMC REMIC, Ser 2011-3875, Cl GK 2.250%, 06/15/26	2,922,977	2,952,370
FHLMC REMIC, Ser 2011-3898, Cl FC 0.692%, 11/15/36 (A)	6,010,162	6,035,314
FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	4,752,943	1,072,024
FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	9,034,408	9,359,556
FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	23,683,510	3,002,434
FHLMC, Ser 2012-4054, Cl HI, IO 3.000%, 05/15/26	18,867,098	2,015,387
FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	39,580,882	4,805,194
FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	11,230,280	1,132,855
FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	36,009,477	3,589,435
FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	21,261,507	2,042,782
FNMA 5.500%, 07/01/36 to 12/01/47	1,136,020	1,212,877
5.000%, 04/01/19 to 05/01/35	3,666,686	3,931,840
4.500%, 02/01/39 to 08/01/41	22,242,424	23,880,560
3.500%, 10/01/40 to 11/01/40	2,849,139	2,924,596
3.392%, 02/01/42 (A)	11,147,630	11,628,692
2.798%, 10/01/42 (A)	9,542,620	9,682,853
2.388%, 01/01/38 (A)	9,570,685	10,164,173
2.255%, 07/01/37 (A)	6,499,320	6,876,382
FNMA REMIC, Ser 2005-66, Cl FD 0.479%, 07/25/35 (A)	2,446,634	2,443,879
FNMA REMIC, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	13,274,959	1,589,042
FNMA REMIC, Ser 2011-121, Cl JP 4.500%, 12/25/41	2,327,765	2,443,422
FNMA REMIC, Ser 2012-13, Cl JP 4.500%, 02/25/42	1,617,401	1,712,169
FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	6,658,831	1,094,461
FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	8,920,182	1,774,306
FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	9,201,157	1,836,237
FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	9,882,883	1,641,427

Description	Face Amount	Value
FNMA STRIPS, Ser 2011-407, Cl 2, IO 4.000%, 03/25/41	$14,793,022	$2,470,534
FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	5,000,000	4,994,235
FNMA, Ser 2011-4, Cl PI, IO 5.000%, 04/25/40	6,479,977	1,046,006
FNMA, Ser 2012-100, Cl I, IO 2.500%, 07/25/22	18,868,118	1,374,437
FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	17,095,920	3,227,342
FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	5,000,000	4,524,050
FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	10,000,000	9,894,080
FNMA, Ser 2013-5, Cl BD 2.000%, 03/25/40	4,818,170	4,548,526
GNMA 4.500%, 06/15/39	1,850,262	1,996,527
3.000%, 09/20/40 (A)	2,452,491	2,522,104
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	2,502,882	2,633,095
GNMA REMIC, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	26,844,034	2,434,187
GNMA, Ser 2010-138, Cl PI, IO 4.000%, 08/20/38	3,605,381	513,067
GNMA, Ser 2012-10, Cl LD 3.000%, 07/20/40	8,503,226	8,529,484
GNMA, Ser 2013-144, Cl UB 3.500%, 10/16/28	2,000,000	2,098,438
GNMA, Ser 2013-36, Cl GD 3.000%, 03/20/43	2,000,000	1,842,524

		214,520,488

Commercial Mortgage-Backed Obligations — 17.8%
A10 Securitization, Ser 2012-1, Cl C 7.870%, 04/15/24 (B)	809,401	807,024
A10 Securitization, Ser 2013-2, Cl C 5.650%, 11/15/27 (B)	1,500,000	1,499,328
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ 5.421%, 10/10/45	5,000,000	4,894,665
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ 6.438%, 02/10/51 (A)	5,000,000	5,168,565
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B 6.438%, 02/10/51 (A)(B)	4,549,000	4,224,383
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3 5.209%, 12/11/38	1,046,589	1,048,974
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM 5.243%, 12/11/38	3,000,000	3,275,928
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM 5.764%, 04/12/38 (A)	1,000,000	1,088,463
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl AM 5.898%, 06/11/40 (A)	2,000,000	2,249,084

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM 5.915%, 06/11/50 (A)	$2,000,000	$2,262,434
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J 5.890%, 06/11/50 (A)(B)	460,582	—
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C 5.951%, 03/15/49 (A)	1,200,000	934,062
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.951%, 03/15/49 (A)	5,980,000	6,124,411
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ 5.393%, 07/15/44 (A)	3,000,000	3,163,521
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C 5.956%, 07/10/46 (A)(B)	1,750,000	1,986,976
Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.393%, 07/15/44 (A)	750,000	744,413
Commercial Mortgage Trust, Ser 2012-CR2, Cl C 5.020%, 08/15/45 (A)	1,000,000	1,026,261
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G 6.930%, 02/15/34 (B)	537,827	526,469
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.729%, 11/10/46 (A)(B)	1,000,000	1,097,238
FREMF Mortgage Trust, Ser 2011-K15, Cl B 5.099%, 08/25/44 (A)(B)	4,000,000	4,057,260
FREMF Mortgage Trust, Ser 2012-K21, Cl C 4.072%, 07/25/45 (A)(B)	4,000,000	3,429,832
FREMF Mortgage Trust, Ser 2012-K710, Cl C 3.949%, 06/25/47 (A)(B)	2,000,000	1,873,634
FREMF Mortgage Trust, Ser 2012-KF01, Cl C 4.437%, 10/25/44 (A)(B)	4,000,000	4,051,886
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J 5.955%, 03/10/39 (A)(B)	1,000,000	10,000
Impact Funding, Ser 2001-AA, Cl C 6.515%, 07/25/33	293,310	309,646
Impact Funding, Ser 2001-AA, Cl D 6.975%, 07/25/33	87,994	82,651
Impact Funding, Ser 2001-AA, Cl B 6.315%, 07/25/33	117,323	128,113
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F 5.073%, 01/15/42 (A)(B)	6,174,000	5,719,594
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E 5.044%, 01/15/42 (A)	5,337,000	5,124,598
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ 5.480%, 05/15/45 (A)	5,000,000	5,198,655

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 6.256%, 02/15/51 (A)(B)	$729,931	$29,197
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM 6.196%, 02/15/51 (A)	3,000,000	3,357,510
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (A)	5,000,000	5,172,110
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl AJ 5.205%, 04/15/30 (A)	3,750,000	3,901,793
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C 5.350%, 11/15/40 (A)	1,100,000	1,129,524
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl AM 5.378%, 11/15/38	5,000,000	5,431,070
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D 6.440%, 07/15/40 (A)	650,000	419,545
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.422%, 07/15/40 (A)	1,000,000	1,015,093
Merrill Lynch Mortgage Trust, Ser C1, Cl AM 6.045%, 06/12/50 (A)	3,000,000	3,077,220
Morgan Stanley Capital I, Ser 2006-T23, Cl A3 5.984%, 08/12/41 (A)	1,600,000	1,607,237
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM 6.107%, 06/11/49 (A)	10,000,000	10,791,660
Morgan Stanley Capital I, Ser 2007-T25, Cl B 5.614%, 11/12/49 (A)(B)	1,750,000	1,400,605
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	10,000,000	10,011,330
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.816%, 06/11/42 (A)	13,000,000	14,046,890
Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.816%, 06/11/42 (A)(B)	500,000	428,623
Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.420%, 09/15/47 (A)(B)	2,000,000	2,201,794
Morgan Stanley Re-REMIC Trust, Ser 2011-KEYA, Cl 1B 7.000%, 12/19/40 (A)(B)	8,000,000	8,001,112
New York Securitization Trust, Ser 2012-1, Cl A 6.679%, 12/27/47 (A)(B)	7,000,000	7,000,000
NorthStar, Ser 2013-1A, Cl B 5.170%, 08/25/29 (A)B)	3,000,000	2,980,313
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.720%, 05/10/45 (A)(B)	4,000,000	4,268,731

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 5.124%, 08/10/49 (A)(B)	$2,000,000	$2,044,896
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D 4.652%, 12/10/45 (A)(B)	3,884,000	3,425,607
Velocity Commercial Capital Loan Trust, Ser 2011-1 4.179%, 08/25/40 (A)(B)(C)	3,181,655	2,834,854
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J 6.059%, 12/15/43 (A)(B)	1,414,000	46,747

		166,731,529

Non-Agency Residential Mortgage-Backed Obligation — 0.0%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.458%, 02/25/37 (A)	589,151	—

Total Mortgage-Backed Securities (Cost $385,514,474)		381,252,017

CORPORATE OBLIGATIONS — 22.8%
Consumer Discretionary — 3.2%
Advance Auto Parts 5.750%, 05/01/20	5,000,000	5,350,255
AutoZone 7.125%, 08/01/18	4,000,000	4,793,792
Dillard’s 7.875%, 01/01/23	544,000	609,280
7.750%, 07/15/26	1,569,000	1,718,055
HJ Heinz Finance (B) 7.125%, 08/01/39	2,000,000	2,085,000
L Brands 6.625%, 04/01/21	1,000,000	1,100,000
Lorillard Tobacco 8.125%, 06/23/19	5,000,000	6,169,565
New Albertsons 7.750%, 06/15/26	523,000	436,705
7.450%, 08/01/29	2,616,000	2,132,040
Wynn Las Vegas 7.750%, 08/15/20	5,000,000	5,637,500

		30,032,192

Consumer Staples — 0.5%
SUPERVALU (B) 6.750%, 06/01/21	5,000,000	4,925,000

Energy — 1.8%
Anadarko Petroleum 8.700%, 03/15/19	5,000,000	6,490,365
Valero Energy 9.375%, 03/15/19	3,000,000	3,915,960
Williams 7.875%, 09/01/21	5,000,000	5,983,960

		16,390,285

Financials — 10.5%
Aflac 8.500%, 05/15/19	5,000,000	6,506,465
Associates Corp. of North America 6.950%, 11/01/18	5,000,000	5,975,055

Description	Face Amount	Value
Bank of America 5.875%, 01/05/21	$5,000,000	$5,800,515
Barclays Bank 7.625%, 11/21/22	4,000,000	4,126,000
BioMed Realty‡ 6.125%, 04/15/20	2,000,000	2,246,128
Farmers Exchange Capital (B) 7.050%, 07/15/28	5,000,000	6,120,900
Ford Motor Credit 5.875%, 08/02/21	4,960,000	5,682,538
Genworth Holdings 7.625%, 09/24/21	10,000,000	12,260,860
Jefferies Group 8.500%, 07/15/19	10,000,000	12,164,700
Ladder Capital Finance Holdings 7.375%, 10/01/17	9,000,000	9,540,000
Lloyds Bank 6.375%, 01/21/21	2,000,000	2,371,468
McGraw Hill Financial 5.900%, 11/15/17	5,000,000	5,468,635
SLM MTN 5.500%, 01/25/23	17,000,000	16,235,000
Societe Generale MTN (B) 5.200%, 04/15/21	1,000,000	1,102,100
UBS 7.625%, 08/17/22	2,500,000	2,850,262

		98,450,626

Health Care — 0.3%
Actavis 3.250%, 10/01/22	3,000,000	2,855,859

Industrials — 0.1%
Zachry Holdings (B) 7.500%, 02/01/20	1,000,000	1,040,000

Information Technology — 2.3%
Apple 2.400%, 05/03/23	2,000,000	1,827,646
BMC Software 7.250%, 06/01/18	12,000,000	12,420,000
Hewlett-Packard 4.650%, 12/09/21	5,000,000	5,062,640
Jabil Circuit 8.250%, 03/15/18	2,000,000	2,365,000

		21,675,286

Materials — 0.7%
MeadWestvaco 7.375%, 09/01/19	5,000,000	6,014,855

Telecommunication Services — 3.1%
Crown Castle Towers (B) 6.113%, 01/15/20	2,500,000	2,844,885
GTP Acquisition Partners I (B) 7.628%, 06/15/16	2,250,000	2,428,969
Level 3 Financing 8.125%, 07/01/19	2,750,000	3,031,875
News America 4.500%, 02/15/21	2,500,000	2,693,703
Unison Ground Lease Funding (B) 5.780%, 03/15/20	4,000,000	3,920,168

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
Verizon Communications 5.150%, 09/15/23	$3,000,000	$3,254,964
WCP Wireless Site Funding (B) 6.829%, 11/15/15	10,000,000	10,609,720

		28,784,284

Utilities — 0.3%
Nisource Finance 4.450%, 12/01/21	3,000,000	3,111,732

Total Corporate Obligations (Cost $197,791,636)		213,280,119

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Inflationary Protection Security 1.125%, 01/15/21	5,000,000	5,775,863
U.S. Treasury Notes 2.000%, 02/15/22	15,000,000	14,692,965
1.875%, 09/30/17	41,000,000	42,431,802
1.750%, 10/31/20	5,000,000	4,934,375
1.375%, 12/31/18	25,000,000	25,015,625
1.250%, 01/31/19	16,000,000	15,884,992

Total U.S. Treasury Obligations (Cost $107,651,510)		108,735,622

ASSET-BACKED SECURITIES — 10.2%
Automotive — 5.5%
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl D 7.230%, 11/15/18 (B)	4,000,000	4,095,520
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl D 5.910%, 07/15/19 (B)	5,290,000	5,399,910
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl D 5.000%, 12/16/19 (B)	10,000,000	9,986,850
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D 4.940%, 06/15/20 (B)	4,000,000	3,980,440
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl E 6.530%, 01/08/19 (B)	1,440,000	1,552,454
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl E 6.760%, 03/08/19	2,000,000	2,187,504
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl E 5.940%, 07/08/19 (B)	2,000,000	2,159,114
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C 5.940%, 03/20/17 (B)	3,000,000	3,068,559
Bush Truck Leasing, Ser 2011-AA, Cl C 5.000%, 09/25/18 (B)	890,044	885,619
CPS Auto Trust, Ser 2012-A, Cl D 8.590%, 06/17/19 (B)	1,184,117	1,182,768
CPS Auto Trust, Ser 2012-C, Cl E 7.500%, 12/16/19 (B)	1,659,999	1,663,206

Description	Face Amount	Value
CPS Auto Trust, Ser 2012-D, Cl E 7.260%, 03/16/20 (B)	$550,000	$550,003
DT Auto Owner Trust, Ser 2011-3A, Cl D 5.830%, 03/15/18 (B)	2,000,000	2,044,872
DT Auto Owner Trust, Ser 2012-1A, Cl D 4.940%, 07/16/18 (B)	1,000,000	1,027,622
DT Auto Owner Trust, Ser 2013-1A, Cl D 3.721%, 05/15/20 (B)	5,000,000	5,018,535
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C 3.520%, 02/15/19 (B)	2,000,000	1,973,357
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D 6.810%, 08/17/20 (B)	4,000,000	4,064,000
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl D 6.210%, 12/17/18 (B)	1,000,000	1,028,661

		51,868,994

Other Asset-Backed Securities — 2.4%
321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (B)	5,400,000	6,273,250
321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (B)	1,000,000	1,155,549
321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (B)	1,500,000	1,552,994
Sierra Receivables Funding, Ser 2007-2A, Cl A2 1.173%, 09/20/19 (A)(B)	1,432,034	1,423,798
Sierra Receivables Funding, Ser 2010-2A, Cl B 5.310%, 11/20/25 (B)	760,922	776,273
Sierra Receivables Funding, Ser 2011-1A, Cl C 6.190%, 04/20/26 (B)	2,358,951	2,453,444
Sierra Receivables Funding, Ser 2011-2A, Cl C 8.350%, 05/20/28 (B)	1,403,046	1,483,272
Sierra Receivables Funding, Ser 2011-3A, Cl C 9.310%, 07/20/28 (B)	1,258,222	1,358,059
Silverleaf Finance, Ser 2010-A, Cl C 10.000%, 07/15/22 (B)	775,959	821,611
Silverleaf Finance, Ser 2010-B, Cl B 8.475%, 05/16/22 (B)	1,237,643	1,307,126
Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	3,000,000	3,466,932
Westgate Resorts, Ser 2012-2A, Cl C 9.000%, 01/20/25 (B)	618,906	624,222

		22,696,530

Student Loan — 2.3%
Brazos Student Finance, Ser 2009-1, Cl B 2.751%, 12/27/39 (A)	15,000,000	11,700,000
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4 0.419%, 11/27/28 (A)	5,000,000	4,654,270

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
SLM Student Loan Trust, Ser 2012-7, Cl B 1.979%, 09/25/43 (A)	$5,000,000	$4,819,580

		21,173,850

Total Asset-Backed Securities (Cost $90,819,097)		95,739,374

MUNICIPAL BONDS — 6.7%
California State, Build America Bonds, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,495,030
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB 7.000%, 01/01/16	5,000,000	5,144,400
Government Development Bank for Puerto Rico, Ser Senior A, RB 4.375%, 02/01/19	5,400,000	4,035,042
Hidalgo County, Build America Bonds, GO Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	562,550
Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,264,420
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,119,210
Mission Economic Development Callable 12/01/20 @ 300 10.875%, 12/01/28	3,315,000	3,351,067
9.750%, 12/01/25	3,045,000	3,090,279
8.550%, 12/01/21	2,640,000	2,682,953
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	12,000,000	13,812,240
Pasadena, Independent School District, GO, PSF-GTD Callable 02/15/22 @ 100 4.089%, 02/15/30	3,000,000	3,021,840
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, CITY APPROP ST AID WITHHLDG Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,179,250
San Antonio, Airport System, Ser B, RB, AGM 4.861%, 07/01/18	2,000,000	2,185,820
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,492,840
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,700,000	1,868,878
Texas State, Public Finance Authority Charter School, RB 8.125%, 02/15/27	1,900,000	1,972,181

Description	Face Amount	Value
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	$3,000,000	$3,240,510

Total Municipal Bonds (Cost $61,418,594)		62,518,510

COLLATERALIZED LOAN OBLIGATIONS — 6.2%
AMMC CLO X, Ser 2012-10A, Cl D 4.769%, 04/11/22 (A)(B)	4,000,000	3,980,600
Babson CLO, Ser 2005-3A, Cl E 4.765%, 11/10/19 (A)	1,676,675	1,643,920
Babson CLO, Ser 2012-1A, Cl C 4.268%, 04/15/22 (A)(B)	3,000,000	2,995,968
Benefit Street Partners CLO, Ser 2012-IA, Cl C 4.744%, 10/15/23 (A)B)	4,000,000	4,006,444
Benefit Street Partners CLO, Ser 2013- IIIA, Cl C 3.488%, 01/20/26 (A)B)	2,000,000	1,836,300
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 5.765%, 02/14/25 (A)B)	4,500,000	4,290,196
Emerson Park CLO, Ser 2013-1A, Cl D 4.016%, 07/15/25	2,500,000	2,412,500
Galaxy XIV CLO, Ser 2012-14A, Cl D 4.664%, 11/15/24 (A)(B)	3,000,000	2,972,928
Galaxy XIV CLO, Ser 2012-14A, Cl C1 3.364%, 11/15/24 (A)B)	2,000,000	1,993,842
Gramercy Park CLO, Ser 2012-1A, Cl C 4.768%, 07/17/23 (A)(B)	4,000,000	4,002,388
KKR CLO, Ser 2012-1A, Cl C 4.773%, 12/15/24 (A)(B)	5,750,000	5,727,563
Newstar Trust, Ser 2012-2A, Cl C 4.492%, 01/20/23 (A)(B)	3,000,000	2,990,715
Oak Hill Credit Partners VI, Ser 2012-6A, Cl D 4.764%, 05/15/23 (A)(B)	2,500,000	2,502,573
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D 4.264%, 11/20/23 (A)(B)	3,000,000	2,929,032
Race Point CLO, Ser 2012-6A, Cl D 4.762%, 05/24/23 (A)(B)	2,000,000	2,002,166
Symphony CLO VII, Ser 2011-7A, Cl E 3.864%, 07/28/21 (A)(B)	4,000,000	3,792,408
Symphony CLO VII, Ser 2011-7A, Cl D 3.464%, 07/28/21 (A)(B)	5,000,000	4,868,775
Symphony CLO XI, Ser 2013-11A, Cl E 5.494%, 01/17/25 (A)(B)	3,000,000	2,813,082

Total Collateralized Loan Obligations (Cost $54,598,283)		57,761,400

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FNMA 2.250%, 10/30/24	7,500,000	6,819,323
HUD 6.980%, 08/01/14	20,000	20,141

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount/ Shares	Value
Tennessee Valley Authority 3.875%, 02/15/21	$5,000,000	$5,404,660

Total U.S. Government Agency Obligations (Cost $12,434,223)		12,244,124

COMMERCIAL PAPER (B)(D) — 0.0%
Wyndham Worldwide 0.640%, 11/05/13 (Cost $249,982)	250,000	249,986

CASH EQUIVALENT* — 0.3%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $2,743,771)	2,743,771	2,743,771

Total Investments — 99.8% (Cost $913,221,570)†		$934,524,923

Percentages are based on Net Assets of $936,652,254.

*	Rate shown is the 7-day effective yield as of October 31, 2013.
‡	Real Estate Investment Trust
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2013.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security is fair valued using methods determined in good faith by the fair value committee of the Board of Trustees. The total value of such security as of October 31, 2013 was $2,834,854 and represents 0.3% of net assets.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

AGM – Assured Guarantee Municipal

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

HUD – Department of Housing and Urban Development

IO – Interest Only - face amount represents notional amount

MTN – Medium Term Note

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $913,221,570, and the unrealized appreciation and depreciation were $48,154,422 and $(26,851,069), respectively.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$378,417,163	$2,834,854	$381,252,017
Corporate Obligations	—	213,280,119	—	213,280,119
U.S. Treasury Obligations	108,735,622	—	—	108,735,622
Asset-Backed Securities	—	95,739,374	—	95,739,374
Collateralized Loan Obligations	—	57,761,400	—	57,761,400
U.S. Government Agency Obligations	—	12,244,124	—	12,244,124
Commercial Paper	—	249,986	—	249,986
Municipal Bonds	—	62,518,510	—	62,518,510
Cash Equivalent	2,743,771	—	—	2,743,771

Total Investments in Securities	$111,479,393	$820,210,676	$2,834,854	$934,524,923

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2. Transfers between Level 2 and Level 3 were due to a change in the availability of observable inputs used to determine fair value.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 37.2%
Consumer Discretionary — 6.3%
L Brands 6.625%, 04/01/21	$550,000	$605,000
Neiman Marcus Group 7.125%, 06/01/28	988,000	963,300
Serta Simmons Holdings (A) 8.125%, 10/01/20	280,000	298,200
Sirius XM Radio (A) 4.625%, 05/15/23	1,000,000	917,500
Standard Pacific 8.375%, 05/15/18	250,000	290,000
Wynn Las Vegas 7.750%, 08/15/20	250,000	281,875

		3,355,875

Consumer Staples — 2.3%
American Achievement (A) 10.875%, 04/15/16	500,000	522,500
Chiquita Brands International (A) 7.875%, 02/01/21	650,000	705,250

		1,227,750

Energy — 1.6%
Oil States International (A) 5.125%, 01/15/23	750,000	834,375

Financials — 12.3%
Barclays Bank 7.625%, 11/21/22	1,250,000	1,289,375
Credit Agricole (A)(B) 8.125%, 09/19/33	1,000,000	1,052,500
E*TRADE Financial 6.000%, 11/15/17	1,000,000	1,060,000
iStar Financial ‡ 5.850%, 03/15/17	500,000	527,500
4.875%, 07/01/18	500,000	490,000
Jefferies Finance (A) 7.375%, 04/01/20	1,000,000	1,027,500
UBS 7.625%, 08/17/22	1,000,000	1,140,105

		6,586,980

Industrials — 8.2%
Del Monte 7.625%, 02/15/19	750,000	780,937
Meritor 6.750%, 06/15/21	1,000,000	1,010,000
Zachry Holdings (A) 7.500%, 02/01/20	2,500,000	2,600,000

		4,390,937

Information Technology — 2.3%
Amkor Technology 6.375%, 10/01/22	1,000,000	985,000
BMC Software 7.250%, 06/01/18	250,000	258,750

		1,243,750

Telecommunication Services — 4.2%
Level 3 Financing 8.125%, 07/01/19	518,000	571,095
NII International Telecom SCA (A) 7.875%, 08/15/19	500,000	435,000

Description	Face Amount	Value
Sprint (A) 7.250%, 09/15/21	$250,000	$269,375
Unison Ground Lease Funding (A) 5.780%, 03/15/20	1,000,000	980,042

		2,255,512

Total Corporate Obligations (Cost $19,772,441)		19,895,179

COLLATERALIZED LOAN OBLIGATIONS — 17.0%
AMMC CLO XII, Ser 2013-12A, Cl E 5.265%, 05/10/25 (A)(B)	1,000,000	898,486
Benefit Street Partners CLO, Ser 2013-IIIA, Cl D 4.738%, 01/20/26	2,000,000	1,755,200
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D 5.765%, 02/14/25 (A)(B)	1,000,000	953,377
Galaxy XIV CLO, Ser 2012-14A, Cl E 5.664%, 11/15/24 (A)(B)	1,000,000	950,742
JFIN CLO, Ser 2013-1A, Cl D 4.992%, 01/20/25 (A)(B)	1,000,000	886,411
KKR CLO, Ser 2012-1A, Cl C 4.754%, 12/15/24 (A)(B)	250,000	249,024
MCF CLO, Ser 2013-1A, Cl E 5.992%, 04/20/23 (A)(B)	1,500,000	1,384,635
Newstar Trust, Ser 2012-2A, Cl C 4.492%, 01/20/23 (A)(B)	200,000	199,381
OZLM Funding CLO, Ser 2013-4A, Cl D 4.920%, 07/22/25 (A)(B)	1,000,000	881,900
Symphony CLO XI, Ser 2013-11A, Cl E 5.494%, 01/17/25 (A)(B)	1,000,000	937,694

Total Collateralized Loan Obligations (Cost $9,164,690)		9,096,850

MORTGAGE-BACKED SECURITIES — 13.4%
Commercial Mortgage-Backed Obligations — 13.4%
A10 Securitization, Ser 2013-1, Cl D 6.410%, 11/15/25 (A)	340,000	332,862
A10 Securitization, Ser 2013-1, Cl C 4.700%, 11/15/25 (A)	813,000	801,726
A10 Securitization, Ser 2013-2, Cl D 6.250%, 11/15/27 (A)	490,000	489,851
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl H 5.338%, 07/10/43 (A)(B)	1,000,000	989,337
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.778%, 03/15/49 (B)	250,000	256,037
Commercial Mortgage Trust, Ser 2005-CD1, Cl D 5.219%, 07/15/44 (B)	250,000	248,138
FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.687%, 08/25/45 (A)(B)	1,000,000	842,316
GTP Acquisition Partners I 7.628%, 06/15/16 (A)	500,000	539,771
4.704%, 05/15/18 (A)	1,000,000	984,369

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount/ Shares	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E 6.552%, 04/15/35 (A)(B)	$1,000,000	$1,004,758
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F 5.073%, 01/15/42 (A)(B)	750,000	694,800

Total Mortgage-Backed Securities (Cost $7,317,965)		7,183,965

ASSET-BACKED SECURITIES — 2.0%
Automotive — 2.0%
CPS Auto Receivables Trust 2013-B, Ser 2013-B, Cl E 6.410%, 09/15/20 (A)	820,000	819,770
CPS Auto Trust, Ser 2012-D, Cl E 7.260%, 03/16/20 (A)	250,000	250,002

Total Asset-Backed Securities (Cost $1,069,941)		1,069,772

MUNICIPAL BOND — 1.5%
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30 (Cost $781,654)	675,000	776,939

CASH EQUIVALENT * — 33.6%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $17,981,551)	17,981,551	17,981,551

Total Investments — 104.7% (Cost $56,088,242) †		$56,004,256

Percentages are based on Net Assets of $53,497,484.

*	Rate shown is the 7-day effective yield as of October 31, 2013.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2013.

Cl – Class

CLO – Collateralized Loan Obligation

RB – Revenue Bond

Ser – Series

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $56,088,242, and the unrealized appreciation and depreciation were $430,622 and $(514,608), respectively.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$19,895,179	$—	$19,895,179
Collateralized Loan Obligations	—	9,096,850	—	9,096,850
Mortgage-Backed Securities	—	7,183,965	—	7,183,965
Asset-Backed Securities	—	1,069,772	—	1,069,772
Municipal Bond	—	776,939	—	776,939
Cash Equivalent	17,981,551	—	—	17,981,551

Total Investments in Securities	$17,981,551	$38,022,705	$—	$56,004,256

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 98.8%
Alaska — 0.5%
Anchorage, Ser D, GO, NATL-RE
Callable 06/01/15 @ 100
5.000%, 06/01/18	$1,000,000	$1,061,910

Arizona — 1.1%
Maricopa County, Unified School District No. 41 Gilbert, GO 4.000%, 07/01/19	1,000,000	1,114,930
Pima County, Street and Highway Revenue, RB 3.000%, 07/01/19	1,190,000	1,256,581

		2,371,511

Arkansas — 0.1%
University of Arkansas, RB 3.000%, 11/01/18	300,000	322,602

California — 2.5%
California State, GO 5.000%, 04/01/18	3,200,000	3,730,720
4.000%, 09/01/18	600,000	677,274
Golden State Tobacco Securitization, Ser A, RB 4.000%, 06/01/21	1,000,000	1,064,480

		5,472,474

Colorado — 2.1%
Adams County, School District No. 14, GO, FSA (A) Pre-Refunded @ 100 5.125%, 12/01/31	1,000,000	1,138,190
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO 4.000%, 12/01/18	2,000,000	2,256,880
Highlands Ranch, Metropolitan District No. 2, GO, NATL-RE FGIC Callable 06/15/15 @ 100 4.100%, 06/15/18	1,000,000	1,050,730

		4,445,800

District of Columbia — 1.3%
District of Columbia, RB 4.000%, 10/01/20	305,000	293,218
4.000%, 10/01/22	895,000	822,183
District of Columbia, Ser A, GO, FGIC Callable 06/01/17 @ 100 4.750%, 06/01/31	1,750,000	1,779,820

		2,895,221

Florida — 2.5%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,047,620
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC Callable 01/01/20 @ 100 5.000%, 07/01/28	1,465,000	1,542,103

Description	Face Amount	Value
Orlando, Capital Improvement Project, Ser A, RB 3.000%, 04/01/18	$1,750,000	$1,848,438

		5,438,161

Georgia — 1.0%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO Callable 12/01/15 @ 100 5.000%, 12/01/18	1,000,000	1,075,180
Georgia State, Ser D, GO Callable 12/02/13 @ 100 4.000%, 12/01/14	1,000,000	1,002,790

		2,077,970

Illinois — 4.5%
Chicago, O’Hare International Airport, Ser B, RB Callable 01/01/21 @ 100 5.500%, 01/01/31	1,000,000	1,056,150
Illinois State, GO 5.000%, 07/01/19	500,000	556,870
Illinois State, GO, AGM, FGIC Callable 10/01/17 @ 100 5.000%, 04/01/19	1,000,000	1,088,170
Illinois State, GO, AMBAC Callable 04/01/15 @ 100 5.000%, 04/01/16	1,495,000	1,569,421
Illinois State, Ser A, GO 3.000%, 01/01/18	2,000,000	2,061,560
Lake County, Community Unit School District No. 116-Round Lake, School Building Project, GO, XLCA Callable 01/15/15 @ 100 5.250%, 01/15/24	1,000,000	1,023,430
Railsplitter Tobacco Settlement Authority, RB 5.250%, 06/01/20	2,130,000	2,354,992

		9,710,593

Indiana — 1.1%
Fairfield, School Building, RB, NATL-RE FGIC (A) Pre-Refunded @ 100 5.000%, 01/15/14	1,115,000	1,125,436
Franklin Township, School Building, RB, AMBAC Callable 01/15/17 @ 100 5.000%, 01/15/29	1,300,000	1,344,070

		2,469,506

Iowa — 3.4%
Cedar Rapids, Ser A, GO Callable 06/01/15 @ 100 4.000%, 06/01/19	1,200,000	1,246,056
Coralville, Ser D, COP 5.250%, 06/01/16	500,000	499,265
Coralville, Urban Renewal Project, Ser D-1, RB, CITY APPROP 3.000%, 06/01/14	1,200,000	1,184,748
Coralville, Urban Renewal Tax Increment, Ser C, TA Callable 06/01/17 @ 100 5.000%, 06/01/18	1,125,000	1,108,271

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
Hardin County, GO 2.500%, 06/01/17	$680,000	$701,882
2.500%, 06/01/18	785,000	813,213
2.500%, 06/01/19	925,000	944,351
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB 2.000%, 07/01/17	780,000	803,946

		7,301,732

Kentucky — 0.5%
Fayette County, School District Finance, Ser B, RB 2.000%, 07/01/16	1,080,000	1,111,968

Louisiana — 0.5%
St. Tammany, Parishwide School District No. 12, GO, NATL-RE (A) Pre-Refunded @ 100 4.000%, 03/01/16	1,000,000	1,049,330

Maryland — 1.2%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO Callable 04/01/18 @ 100 4.700%, 04/01/36	1,000,000	1,038,630
Maryland State, Economic Development, RB 3.000%, 07/01/15	250,000	250,235
3.000%, 07/01/16	250,000	248,857
Maryland State, State Local Facilities, Ser A, GO Callable 03/01/17 @ 100 4.000%, 03/01/23	1,000,000	1,056,680

		2,594,402

Massachusetts — 1.4%
Fall River, GO 2.000%, 03/01/17	2,000,000	2,047,340
Massachusetts State, Consolidated Loan, Ser A, GO (A) Pre-Refunded @ 100 5.000%, 08/01/14	1,000,000	1,034,580

		3,081,920

Michigan — 1.0%
Howell, Public Schools, School Building & Site Project, GO (A) Pre-Refunded @ 100 5.000%, 05/01/17	1,000,000	1,000,000
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM 3.000%, 05/01/19	1,025,000	1,072,591

		2,072,591

Minnesota — 0.6%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	1,400,125	1,312,813

Description	Face Amount	Value
Mississippi — 1.2%
Mississippi State, Development Bank, Rankin County Public Improvement Project, RB, AMBAC 3.500%, 07/01/14	$1,150,000	$1,171,240
Mississippi State, Ser S, COP Callable 04/15/14 @ 100
1.250%, 04/15/16	800,000	800,280
1.000%, 04/15/15	725,000	725,964

		2,697,484

Missouri — 0.6%
Saint Louis, Municipal Finance, City Justice Center Project, RB 5.000%, 02/15/17	1,275,000	1,406,414

Nevada — 0.5%
Clark County, School District, Ser A, GO, AGM Callable 06/15/14 @ 100 4.000%, 06/15/17	1,000,000	1,021,450

New Jersey — 0.8%
Atlantic County, State Aid County College, GO 3.375%, 01/15/15	565,000	584,317
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB 3.800%, 01/15/15	1,000,000	1,040,350

		1,624,667

New Mexico — 0.6%
Bernalillo County, Ser A, GO Callable 08/01/17 @ 100 4.000%, 08/01/19	300,000	327,165
New Mexico State, Severance Tax, Ser A-1, RB Callable 07/01/17 @ 100 2.750%, 07/01/20	1,000,000	1,023,100

		1,350,265

New York — 2.3%
New York City, Ser P, GO, NATL-RE (A) Pre-Refunded @ 100 5.000%, 08/01/15	765,000	827,309
New York City, Ser P, GO, NATL-RE Callable 08/01/15 @ 100 5.000%, 08/01/18	235,000	252,985
New York State, Dormitory Authority, RB 4.000%, 09/01/15	1,335,000	1,370,418
New York State, Thruway Authority, Ser H, RB, NATL-RE 4.000%, 01/01/18	1,000,000	1,105,870
Suffolk County, Public Improvement Project, Ser B, GO, NATL-RE Callable 11/01/15 @ 100 4.375%, 11/01/18	1,400,000	1,485,106

		5,041,688

Ohio — 1.1%
Ohio State, Ser A, GO 3.000%, 02/01/19	2,190,000	2,361,784

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
Oklahoma — 1.4%
Cleveland County, Independent School District No. 29 Norman, GO 1.500%, 03/01/17	$2,000,000	$2,043,820
Oklahoma State, Housing Finance Agency, GNMA Callable 03/01/23 @ 100 3.750%, 03/01/44	1,000,000	1,009,720

		3,053,540

Oregon — 0.5%
Oregon State, Board of Higher Education Project, Ser B, GO Callable 08/01/17 @ 100 4.500%, 08/01/32	1,000,000	1,033,650

Puerto Rico — 1.7%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B) Callable 07/01/17 @ 100 0.864%, 07/01/25	2,000,000	1,337,860
Commonwealth of Puerto Rico, Government Development, Ser Senior B, RB 5.000%, 12/01/14	750,000	743,130
Commonwealth of Puerto Rico, Ser A, GO 5.500%, 07/01/18	1,825,000	1,608,884

		3,689,874

Tennessee — 2.4%
Memphis, Ser A, GO 2.000%, 04/01/19	2,000,000	2,030,840
Memphis-Shelby, County Sports Authority, Ser A, RB Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	2,011,680
Tennessee State, Housing Development Agency, RB Callable 01/01/22 @ 100 2.750%, 01/01/24	490,000	464,966
2.750%, 07/01/24	345,000	319,698
Tennessee State, Housing Development Agency, Ser 2B, RB 2.350%, 01/01/21	390,000	373,070

		5,200,254

Texas — 52.5%
Alamo, Community College District, Ser A, RB 3.000%, 11/01/19	2,000,000	2,132,160
Andrews County, Hospital District, GO 2.750%, 03/15/20	1,250,000	1,242,750
Andrews County, Hospital District, GO, AGM 2.500%, 03/15/19	1,215,000	1,225,947
Arlington, Special Tax Revenue, RB Callable 02/15/19 @ 100 5.000%, 08/15/28	250,000	261,170
Austin, Hotel Occupancy Tax, RB, AGM Callable 12/02/13 @ 100 5.000%, 11/15/15	2,505,000	2,511,187
Austin, Independent School District, GO Callable 08/01/19 @ 100 4.125%, 08/01/21	1,000,000	1,076,910

Description	Face Amount	Value
Austin, Public Improvement Project, Ser 2005, GO, NATL-RE (A) Pre-Refunded @ 100 5.000%, 09/01/16	$500,000	$531,605
Austin, Water & Wastewater System, Ser A, RB, AMBAC 5.000%, 11/15/19	1,000,000	1,183,890
Bastrop, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/19 @ 100 5.250%, 02/15/32	500,000	540,700
5.000%, 02/15/34	1,000,000	1,041,300
Beaumont, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/33	500,000	532,260
Bexar County, GO 3.000%, 06/15/22	2,000,000	2,067,580
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	385,000	416,705
Carrollton, Farmers Branch Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100 5.000%, 02/15/17	1,000,000	1,012,810
Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21	500,000	525,800
Clifton, Higher Education Finance, Ser A, RB 1.800%, 12/01/14	250,000	247,167
College Station, GO (A) Pre-Refunded @ 100 4.500%, 02/15/27	160,000	185,854
College Station, GO Callable 02/15/18 @ 100 4.500%, 02/15/27	1,730,000	1,860,096
4.000%, 02/15/19	1,000,000	1,098,830
Conroe, Industrial Development, RB, AGM 4.000%, 09/01/18	300,000	330,057
Corpus Christi, GO 4.000%, 03/01/19	1,010,000	1,123,352
Dallas County, Schools Public Property Finance, GO 3.000%, 06/01/19	940,000	999,540
Dallas, County Schools Public Property Finance, RB 2.500%, 12/01/15	825,000	828,382
2.250%, 12/01/14	800,000	802,720
2.000%, 12/01/13	600,000	600,198
Dallas, GO Callable 02/15/18 @ 100 5.000%, 02/15/25	1,000,000	1,103,360
Dallas, GO, NATL-RE Callable 02/15/17 @ 100 4.250%, 02/15/22	845,000	893,968
Dallas, Ser B, RB 5.000%, 11/01/19	1,295,000	1,501,358
Denton, Independent School District, GO Callable 08/15/19 @ 100 5.000%, 08/15/27	1,000,000	1,059,010

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
Ector County, Hospital District, Ser A, RB 4.000%, 09/15/14	$1,260,000	$1,282,252
El Paso, GO Callable 08/15/19 @ 100 5.500%, 08/15/34	1,000,000	1,087,920
Elkhart, Independent School District, School Building Project, GO Callable 08/15/19 @ 100 4.625%, 08/15/30	665,000	698,822
Forney, Independent School District, School Building Project, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/38	1,000,000	1,047,540
Fort Bend County, Municipal Utility District No. 25, GO Callable 10/01/16 @ 100 5.600%, 10/01/36	1,000,000	1,022,770
Frisco, GO 3.000%, 02/15/19	1,685,000	1,818,991
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/27	500,000	543,455
Galveston County, GO 3.000%, 02/01/19	600,000	639,552
Garland, Independent School District, Ser A, GO, PSF-GTD Callable 12/02/13 @ 100 3.000%, 02/15/19	350,000	350,416
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/32	1,000,000	1,058,420
Greenville, Electric Utility System, RB Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,112,910
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,067,870
Houston, Ser A, GO 4.000%, 03/01/18	3,800,000	4,270,706
Hurst, Waterworks and Sewer System, GO Callable 08/15/18 @ 100 5.000%, 08/15/36	1,000,000	1,047,910
Irving, Hotel Occupancy Project, GO Callable 02/15/19 @ 100 5.000%, 08/15/39	1,000,000	1,047,100
Irving, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/28	500,000	539,415
Jefferson County, GO 3.000%, 08/01/18	1,500,000	1,599,690
Kaufman County, GO, AGM 3.000%, 02/15/22	1,670,000	1,636,299

Description	Face Amount	Value
Klein, Independent School District, Schoolhouse Project, GO Callable 08/01/19 @ 100 5.000%, 08/01/34	$855,000	$895,279
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,454,000
Lubbock, GO, NATL-RE (A) Pre-Refunded @ 100 5.000%, 02/15/16	145,000	146,961
Mauriceville, Municipal Utility District, GO, AGM 2.000%, 11/15/14	1,110,000	1,117,448
Mesquite, Independent School District No. 1, School Building Project, GO Callable 08/15/19 @ 100 4.375%, 08/15/26	560,000	597,178
Navarro County, Junior College District, RB, AGM 3.000%, 05/15/19	550,000	566,120
2.250%, 05/15/18	880,000	893,684
North Harris County, Regional Water Authority, RB 3.000%, 12/15/20	2,015,000	2,102,975
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100 5.750%, 01/01/33	1,000,000	1,054,580
North Texas, Tollway Authority, Ser C, RB Callable 01/01/19 @ 100 5.250%, 01/01/20	1,250,000	1,415,263
Northside, Independent School District, GO, PSF-GTD (B) 1.350%, 06/01/33	3,000,000	2,960,520
Olmos, Park Higher Education Facilities, RB 2.000%, 12/01/18	3,000,000	3,012,990
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD Callable 02/01/18 @ 100 5.000%, 02/01/33	1,000,000	1,067,090
Plano, Texas, GO Callable 09/01/15 @ 100 4.100%, 09/01/19	730,000	767,354
Plano, Texas, GO (A) Pre-Refunded @ 100 4.100%, 09/01/15	270,000	288,733
Pleasant Grove, Independent School District, PSF-GTD (A) Pre-Refunded @ 100 5.250%, 02/15/32	550,000	633,853
Pleasant Grove, Independent School District, PSF-GTD Callable 02/15/17 @ 100 5.250%, 02/15/32	450,000	485,307
Polk County, GO, AGM 3.000%, 08/15/19	1,150,000	1,204,096
Port Arthur, Independent School District, School Building Project, GO Callable 02/15/19 @ 100 4.750%, 02/15/39	1,000,000	1,006,890

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
Red River, Educational Finance Authority, Hockaday School Project, RB Callable 05/15/15 @ 100 4.000%, 05/15/16	$1,000,000	$1,045,370
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,134,480
Royal, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 4.500%, 02/15/28	400,000	414,024
San Angelo, Independent School District, School Building Project, Ser A, GO Callable 02/15/19 @ 100 5.250%, 02/15/34	1,000,000	1,089,140
San Antonio, Electric & Gas Revenue, RB Callable 02/01/15 @ 100 5.000%, 02/01/18	1,000,000	1,054,730
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM 2.500%, 07/01/16	570,000	592,806
2.000%, 07/01/15	400,000	408,676
San Antonio, Water Revenue, RB Callable 11/15/18 @ 100 5.375%, 05/15/39	500,000	534,785
San Antonio, Water System, RB 4.000%, 05/15/19	500,000	565,505
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.000%, 02/15/33	1,000,000	1,067,670
San Jacinto, Community College District, GO 3.000%, 02/15/19	1,795,000	1,893,671
San Marcos, Tax & Toll Revenue, GO, AGM Callable 08/15/17 @ 100 5.125%, 08/15/28	500,000	543,250
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD Callable 02/01/17 @ 100 5.250%, 02/01/38	1,000,000	1,058,750
Spring, Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100 5.000%, 02/15/17	1,000,000	1,013,180
Texas A&M University, Permanent University Fund, RB Callable 07/01/21 @ 100 4.000%, 07/01/22	1,850,000	2,038,145
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,090,430
Texas City, Industrial Development, Arco Pipe Line Company Project, RB 7.375%, 10/01/20	500,000	648,540

Description	Face Amount	Value
Texas State, College Student Loan, GO Callable 08/01/20 @ 100 5.000%, 08/01/21	$1,000,000	$1,190,310
4.625%, 08/01/30	1,200,000	1,246,788
Texas State, Department of Housing & Community Affairs, Ser B, RB, FNMA,GNMA,FHLMC Callable 01/01/21 @ 100 4.050%, 07/01/26	930,000	944,992
Texas State, Public Finance Authority Charter Education, Cosmos Foundation, Ser A, RB Callable 02/15/20 @ 100 6.000%, 02/15/30	750,000	806,633
Texas State, Public Finance Authority Charter Education, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,083,720
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	1,440,000	1,592,093
5.375%, 05/01/20	1,365,000	1,480,261
5.250%, 05/01/19	1,300,000	1,414,062
Texas State, Southmost College District, GO, AMBAC Callable 02/15/15 @ 100 5.000%, 02/15/22	1,000,000	1,042,030
Texas State, Transportation Commission Mobility Fund, GO Callable 04/01/18 @ 100 5.000%, 04/01/28	3,000,000	3,341,460
Texas State, Water Financial Assistance, Ser B, GO Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,275,441
Titus County, Pass Through Toll Project, Ser A, GO 4.000%, 03/01/18	555,000	602,652
Titus County, Pass Through Toll Project, Ser B, GO 4.000%, 03/01/18	1,185,000	1,286,744
Tyler, Independent School District, School Building Project, GO Callable 02/15/18 @ 100 5.000%, 02/15/27	500,000	560,970
University of North Texas, Financing System Project, RB Callable 04/15/18 @ 100 5.000%, 04/15/28	500,000	543,265
University of North Texas, RB 3.000%, 04/15/18	1,000,000	1,082,190
Upper Trinity, Regional Water District, RB, AGM 4.000%, 08/01/17	250,000	272,353
3.000%, 08/01/19	250,000	259,080
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL-RE FHA (A) Pre-Refunded @ 100 5.000%, 02/01/18	1,000,000	1,122,250

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount	Value
Waller, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.500%, 02/15/33	$1,000,000	$1,089,550
Wylie, GO Callable 02/15/18 @ 100 5.000%, 02/15/28	1,000,000	1,041,700

		113,950,721

Utah — 2.0%
Jordan, School District, School Building Project, Ser A, GO, SCH BD GTY Callable 12/15/13 @ 100 4.000%, 06/15/16	1,000,000	1,003,400
Utah State, Building Ownership Authority, RB (A) Pre-Refunded @ 100 5.000%, 05/15/14	1,000,000	1,025,410
Utah State, GO 5.000%, 07/01/19	2,000,000	2,393,760

		4,422,570

Virginia — 3.5%
Fairfax County, Sewer Authority, RB Callable 07/15/19 @ 100 4.000%, 07/15/25	1,500,000	1,608,795
Virginia Commonwealth, Transportation Board, RB 4.000%, 03/15/19	2,000,000	2,240,160
Virginia Commonwealth, Housing Development Authority, Ser A, RB Callable 01/01/22 @ 100 2.100%, 07/01/22	895,000	812,964
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3- REMK-02/28/13, RB 2.150%, 04/01/21	3,000,000	2,850,690

		7,512,609

Washington — 1.0%
King County, Renton School District No. 403, GO, AGM (A) Pre-Refunded @ 100 4.125%, 12/01/13	1,000,000	1,002,890
King County, Sewer Authority, Ser B, RB, NATL-RE (A) Pre-Refunded @ 100 5.000%, 01/01/15	1,090,000	1,098,251

		2,101,141

Wisconsin — 1.4%
Wisconsin State, Ser 2, GO, NATL-RE Callable 05/01/14 @ 100 5.000%, 05/01/17	1,000,000	1,023,540
Wisconsin State, Ser B, GO Callable 05/01/21 @ 100 4.500%, 05/01/31	2,000,000	2,079,920

		3,103,460

Total Municipal Bonds (Cost $209,985,142)		214,362,075

Description	Shares	Value
CASH EQUIVALENTS * — 0.4%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $729,559)	729,559	$729,559

Total Investments — 99.2% (Cost $210,714,701)†		$215,091,634

Percentages are based on Net Assets of $216,898,894.

* Rate shown is the 7-day effective yield as of October 31, 2013
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2013.

AMBAC – American Municipal Bond Assurance Corporation

AGM – Assured Guarantee Municipal

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Company

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assistance

GNMA – Government National Mortgage Association

GO – General Obligation

NATL-RE – National Public Finance Guarantee Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

SCH BD GTY – School Board Guaranty

Ser – Series

TA – Tax Allocation

XLCA – XL Capital Assurance

†	At October 31, 2013, the tax basis of the Fund’s investments was $210,714,701, and the unrealized appreciation and depreciation were $6,617,051 and $(2,240,118), respectively.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$214,362,075	$—	$214,362,075
Cash Equivalent	729,559	—	—	729,559

Total Investments in Securities	$729,559	$214,362,075	$—	$215,091,634

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER TREASURY AND INCOME FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 65.6%
U.S. Treasury Inflationary Protection Securities 3.625%, 04/15/28	$1,247,907	$1,728,936
2.625%, 07/15/17	438,963	498,909
2.500%, 07/15/16 to 01/15/29	2,186,492	2,556,207
2.375%, 01/15/25	1,245,713	1,491,060
2.125%, 02/15/40	1,102,629	1,315,317
2.000%, 07/15/14	869,766	889,403
1.750%, 01/15/28	1,772,811	1,992,335
1.625%, 01/15/15	782,673	806,642
1.375%, 07/15/18 to 01/15/20	3,100,011	3,414,319

Total U.S. Treasury Obligations (Cost $12,752,961)		14,693,128

CASH EQUIVALENT * — 16.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $3,660,017)	3,660,017	3,660,017

Total Investments — 81.9% (Cost $16,412,978)†		$18,353,145

Percentages are based on Net Assets of $22,398,151.

* Rate shown is the 7-day effective yield as of October 31, 2013.
†	At October 31, 2013, the tax basis cost of the Fund’s investments was $16,412,978, and the unrealized appreciation and depreciation were $1,940,167 and $(0), respectively.

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK — 96.5%
Consumer Discretionary — 15.9%
LKQ*	19,940	$658,618
Lululemon Athletica*	6,760	466,778
Mohawk Industries*	4,400	582,648
Polaris Industries	5,340	699,273
Sirius XM Radio*	119,510	450,553
Tiffany	8,380	663,445
Whirlpool	4,530	661,425
Wynn Resorts	4,200	698,250

		4,880,990

Consumer Staples — 4.3%
Monster Beverage*	10,820	619,228
Whole Foods Market	11,060	698,218

		1,317,446

Energy — 10.5%
Athlon Energy*	8,178	269,056
Cabot Oil & Gas	11,130	393,111
Concho Resources*	6,600	730,026
Continental Resources*	5,270	600,253
Gulfport Energy*	11,740	689,021
Oasis Petroleum*	10,240	545,280

		3,226,747

Financials — 16.1%
Affiliated Managers Group*	3,965	782,850
Comerica	20,195	874,444
Genworth Financial, Cl A*	47,930	696,423
Lincoln National	17,480	793,767
Raymond James Financial	13,510	616,731
SunTrust Banks	16,245	546,482
Zions Bancorporation	22,600	641,162

		4,951,859

Health Care — 9.5%
Covance*	6,590	588,223
Henry Schein*	8,405	944,974
Team Health Holdings*	15,090	655,510
Zimmer Holdings	8,350	730,375

		2,919,082

Industrials — 14.5%
AMETEK	16,502	789,291
B/E Aerospace*	10,150	823,774
Hexcel*	15,713	664,817
Middleby*	3,665	834,337
Roper Industries	4,370	554,160
Wabtec	11,890	775,109

		4,441,488

Information Technology — 19.2%
ACI Worldwide*	11,730	646,557
Akamai Technologies*	13,260	593,252
Alliance Data Systems*	3,170	751,480
ANSYS*	8,680	759,066
Aspen Technology*	13,990	534,838
Finisar*	25,680	590,897
Fiserv	7,170	750,914
Stratasys*	6,200	702,026
Trimble Navigation*	19,510	557,401

		5,886,431

Description	Shares	Value
Materials — 6.5%
Eastman Chemical	8,930	$703,595
FMC	10,475	762,161
MeadWestvaco	15,460	538,781

		2,004,537

Total Common Stock (Cost $22,596,941)		29,628,580

CASH EQUIVALENT ** — 1.5%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $444,770)	444,770	444,770

Total Investments — 98.0% (Cost $23,041,711)†		$30,073,350

Percentages are based on Net Assets of $30,696,089.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2013.

Cl – Class

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $23,041,711, and the unrealized appreciation and depreciation were $7,074,335 and $(42,696), respectively.

As of October 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK‡ — 95.7%
Energy — 82.3%
Anadarko Petroleum (A)	40,000	$3,811,600
Apache	17,000	1,509,600
Baytex Energy	30,000	1,254,300
Bonanza Creek Energy*	30,000	1,516,200
Cabot Oil & Gas	18,000	635,760
CARBO Ceramics	10,000	1,253,400
Cenovus Energy	80,000	2,377,600
Chevron	15,000	1,799,400
Cobalt International Energy*	74,000	1,717,540
Concho Resources*	18,000	1,990,980
Ensco, Cl A	40,000	2,306,000
EOG Resources	15,500	2,765,200
Exxon Mobil	12,000	1,075,440
Gran Tierra Energy*	120,000	910,800
Halliburton	25,000	1,325,750
Marathon Oil	40,000	1,410,400
Murphy Oil	23,000	1,387,360
National Oilwell Varco	36,000	2,922,480
Noble	27,000	1,017,900
Noble Energy	32,000	2,397,760
Occidental Petroleum	36,000	3,458,880
Oil States International*	16,000	1,738,080
Petroleo Brasileiro ADR	45,000	784,350
Phillips 66	28,000	1,804,040
Pioneer Natural Resources	4,500	921,510
QEP Resources	50,000	1,653,000
Range Resources	10,000	757,100
Rowan, Cl A*	30,000	1,082,400
Royal Dutch Shell ADR, Cl A	18,000	1,199,880
Schlumberger	36,000	3,373,920
Stone Energy*	40,000	1,394,400
Suncor Energy	67,000	2,435,450
Total ADR	25,000	1,529,500
Valero Energy	20,000	823,400

		58,341,380

Industrials — 3.6%
Chicago Bridge & Iron, NY Shares	10,000	740,900
KBR	35,000	1,208,900
Westport Innovations*	24,000	562,320

		2,512,120

Materials — 9.8%
Goldcorp	25,000	635,750
Monsanto	15,000	1,573,200
Rio Tinto ADR	40,000	2,028,000
Silver Wheaton	21,000	476,070
Steel Dynamics	50,000	898,500
Teck Resources, Cl B	50,000	1,337,000

		6,948,520

Total Common Stock (Cost $57,336,860)		67,802,020

Description	Shares\ Contracts	Value
REGISTERED INVESTMENT COMPANY — 0.8%
Exchange Traded Fund — 0.8%
ProShares UltraShort Oil & Gas (Cost $689,599)	10,000	$530,300

CASH EQUIVALENT ** — 4.0%
AIM STIT -Liquid Assets Portfolio, 0.020% (Cost $2,854,778)	2,854,778	2,854,778

Total Investments — 100.5% (Cost $60,881,237)†		$71,187,098

PURCHASED OPTION *(B) — 0.0%
Anadarko Petroleum Put Option, Expires 01/18/14, Strike Price $83 (Cost $86,200)	200	$24,000

Percentages are based on Net Assets of $70,861,829.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2013.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Underlying security for purchased put option.
(B)	For the period ended October 31, 2013, the total amount of purchased options, as presented in the Schedule of Investments, is representative of the volume of activity for this type of derivative during the period.

ADR – American Depositary Receipt

Cl – Class

NY – New York

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $60,881,237, and the unrealized appreciation and depreciation were $11,550,265 and $(1,244,404), respectively.

As of October 31, 2013, all of the Fund’s investments in securities and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 51.2%
Exchange Traded Funds — 51.2%
Consumer Discretionary Select Sector SPDR Fund	35,084	$2,224,677
Consumer Staples Select Sector SPDR Fund	16,220	686,917
Energy Select Sector SPDR Fund	13,239	1,143,717
Financial Select Sector SPDR Fund	183,175	3,766,078
Health Care Select Sector SPDR Fund	42,459	2,239,288
Industrial Select Sector SPDR Fund	40,523	1,970,228
iShares US Technology ETF	48,907	4,025,046
iShares US Telecommunications ETF	11,762	344,862
Materials Select Sector SPDR Fund	25,930	1,134,956
SPDR S&P 500 ETF Trust	14,392	2,529,106
Utilities Select Sector SPDR Fund	11,930	462,765

		20,527,640

Total Registered Investment Companies (Cost $19,520,058)		20,527,640

COMMON STOCK — 37.6%
Consumer Discretionary — 5.2%
Bed Bath & Beyond*	8,977	694,101
Viacom, Cl B	6,306	525,227
Walt Disney	12,461	854,700

		2,074,028

Consumer Staples — 7.6%
CVS Caremark	16,883	1,051,136
Molson Coors Brewing, Cl B	13,266	716,364
Procter & Gamble	6,651	537,068
Walgreen	12,788	757,561

		3,062,129

Energy — 6.3%
Chevron	5,174	620,673
ConocoPhillips	10,436	764,959
Helmerich & Payne	5,970	462,974
National Oilwell Varco	4,546	369,044
Valero Energy	7,694	316,762

		2,534,412

Financials — 3.3%
Allstate	6,739	357,571
Everest Re Group	2,556	392,960
Travelers	6,491	560,173

		1,310,704

Health Care — 5.1%
Aetna	10,294	645,434
Amgen	3,175	368,300
Merck	6,306	284,338
Novartis ADR	4,749	368,285
Pfizer	11,789	361,686

		2,028,043

Industrials — 3.3%
Deere	8,888	727,394
General Electric	23,454	613,087

		1,340,481

Information Technology — 4.5%
Apple	1,663	868,668

Description	Shares/Contracts	Value
International Business Machines	1,371	$245,697
Microsoft	10,701	378,280
Oracle	9,021	302,204

		1,794,849

Telecommunication Services — 1.0%
AT&T	11,532	417,458

Utilities — 1.3%
UGI	12,045	498,302

Total Common Stock (Cost $14,265,341)		15,060,406

CASH EQUIVALENT ** — 2.5%
AIM STIT -Liquid Assets Portfolio, 0.020% (Cost $1,016,325)	1,016,325	1,016,325

Total Investments — 91.3% (Cost $34,801,724)†		$36,604,371

PURCHASED OPTIONS * (A) — 0.7%
S&P 500 Index Put Option, Expires 01/18/14, Strike Price $1,725	89	$264,330
S&P 500 Index Call Option, Expires 01/18/14, Strike Price $1,760	3	10,800

Total Purchased Options (Cost $298,213)		$275,130

WRITTEN OPTIONS * (A) — (0.2)%
S&P 500 Index Call Option, Expires 11/16/13, Strike Price $1,745	(10)	$(23,150)
S&P 500 Index Call Option, Expires 11/16/13, Strike Price $1,750	(21)	(40,950)
S&P 500 Index Call Option, Expires 11/16/13, Strike Price $1,740	(5)	(13,150)

Total Written Options (Premiums Received $55,640)		$(77,250)

Percentages are based on Net Assets of $40,108,668.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2013. (A) For the period ended October 31, 2013, the total amount of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.
(A)	For the period ended October 31, 2013, the total amount of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND II	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2013 (Unaudited)

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $34,801,724, and the unrealized appreciation and depreciation were $1,840,336 and $(37,689), respectively.

As of October 31, 2013, all of the Fund’s investments in securities and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

FIA-QH-001-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 30, 2013